SHAREHOLDERS' EQUITY (Share Option Plans) (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Aug. 31, 2021	Sep. 30, 2020	Jun. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding				2,558	32,805	343,451	508,493
Period of directors service served						5 years
Percentage of acceleration of unvested equity						50.00%
RSU's [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted				1,002,275	1,105,155	1,159,881
Awards outstanding				2,211,100	2,223,043	2,013,613	1,599,296
2013 Plan [Member] | Employees and directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				3 years	3 years
Awards granted				1,000,000.0	1,100,000
2013 Plan [Member] | Chief Executive Officer [Member] | Time Vested Restricted Shares Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	33.00%	33.00%	33.00%
Non-option equity awards granted	80,000	109,000	129,000
Compensation cost		$ 5,000	$ 3,900
2013 Plan [Member] | Chief Executive Officer [Member] | Performance-based RSU's [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-option equity awards granted	132,000	163,000	129,000
2013 Plan [Member] | Chief Executive Officer [Member] | RSU's [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted	31,000
Non-option equity awards granted	6,000,000
Compensation cost	$ 1,000
2013 Plan [Member] | Chief Executive Officer [Member] | PSU’s [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-option equity awards granted	120,000
2013 Plan [Member] | Chairman of the board of directors [Member] | Time Vested Restricted Shares Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	33.00%	33.00%	33.00%
Non-option equity awards granted	10,300	16,000	20,000
Compensation cost	$ 300	$ 300	$ 300
2013 Plan [Member] | New other directors [Member] | Time Vested Restricted Shares Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	2 years	2 years	2 years
Non-option equity awards granted	4,300	5,000	5,000
Compensation cost	$ 900	$ 900	$ 600
2013 Plan [Member] | New other directors [Member] | Time Vested Restricted Shares Units [Member] | First Anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	50.00%	50.00%	50.00%
2013 Plan [Member] | New other directors [Member] | Time Vested Restricted Shares Units [Member] | Second Anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	50.00%	50.00%	50.00%